UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                        THE ADVISORS' INNER CIRCLE FUND

ICM SMALL COMPANY PORTFOLIO

SEMI-ANNUAL REPORT                                                APRIL 30, 2009

                               INVESTMENT ADVISER:

                     INVESTMENT COUNSELORS OF MARYLAND, LLC

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               APRIL 30, 2009

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................   10
Statement of Operations ...................................................   11
Statement of Changes in Net Assets ........................................   12
Financial Highlights ......................................................   13
Notes to Financial Statements .............................................   14
Disclosure of Portfolio Expenses ..........................................   23
Board Considerations in Re-Approving the Advisory Agreement ...............   25

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               APRIL 30, 2009

Dear Shareholder:

The first six months of the ICM Small Company Portfolio's current fiscal year encompassed one of the most eventful periods in U.S. economic and financial market history. By early November 2008, the U.S. stock market was in full retreat as the credit markets around the world were essentially not functioning. Most of the major financial institutions in the U.S. and Europe were in serious distress, and the ability of many of them to survive was in question. A brief but fairly strong year end rally in the equity market succumbed to renewed fears about the economy and the credit markets. By early March 2009, the S&P 500 Stock Index had fallen nearly 57% from its peak making this bear market one of the worst in history. By the end of March, the recession had exceeded fifteen months in duration, one of the longest in post WWII history.

In late January, the Obama administration proposed and began to put into effect a huge fiscal stimulus package. At the same time, the Federal Reserve continued its aggressive easing of monetary policy, including the proposed purchase of several hundred billion dollars of Treasury securities, a move which essentially equates to printing money. The projected huge budget deficits combined with the aggressive monetary policy began to rekindle fears of inflation, and yields on longer dated Treasury securities began to increase.

Not all of the economic news over the last six months has been bad. By early 2009, the credit markets began to show signs of improvement as quality spreads narrowed. Corporate bond issuance has increased dramatically and REIT's and banks have been able to issue additional shares in the secondary market to rebuild capital. Consumer spending has shown signs of leveling off after its precipitous drop in late 2008. Housing starts and sales of existing homes also have shown signs of bottoming. Anecdotal evidence began to emerge that suggested that the massive inventory liquidation cycle was nearing an end. Armed with these signals that the recession might be approaching its conclusion, investors moved aggressively back into equities and touched off a powerful rally beginning in early March. As a result, the Portfolio experienced fairly strong positive returns for the second fiscal quarter ended April 30, 2009.

                                                            TOTAL RETURNS

                                      1ST FISCAL QTR   2ND FISCAL QTR   1ST HALF OF FISCAL YEAR

                                      NOV. 1, 2008-    FEB. 1, 2009-          NOV 1, 2008-
                                       JAN 31, 2009    APR. 30, 2009         APRIL 30, 2009
                                      --------------   --------------   -----------------------
ICM SMALL CO. PORTFOLIO............      -19.14%           14.20%                -7.66%
Russell 2000 Value Index...........      -19.55%            8.63%               -12.61%
Russell 2000 Index.................      -17.09%           10.48%                -8.40%
Russell 2000 Growth Index..........      -14.38%           12.40%                -3.77%
S&P 500 Index......................      -14.09%            6.48%                -8.53%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MOTH END, PLEASE CALL 1-866-234-5426 OR VISIT OUR WEBSITE AT WWW.ICOMD.COM.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

Hopefully, the economic environment in the second half of Fiscal 2009 will be a bit less dramatic than in the first half. While we believe that the recession is likely to end sometime in the next six months, the pace and makeup of the ensuing recovery will become one of the most significant questions facing investors. Logic would suggest that a subdued recovery in consumer spending will result in a subdued recovery in the overall economy. However, there is a lot of pent up demand being created in consumer durables and housing. The inclination, and more important, the ability of consumers to satisfy that demand will likely dictate the recovery's pace. Corporate profits may be surprisingly good once the recovery gets underway. Expenses have been cut aggressively and profit margins should expand dramatically on any pick up in revenues.

The biggest bone of contention between the bulls and bears on the economy and the market remains the health of the banking system. Because of the opaque nature of the industry's balance sheet, it remains difficult to confidently pick sides in the argument. The Federal Government has virtually guaranteed the survival of the nation's largest banks. However, the cost of that guarantee might be staggering if the bears' prediction of additional substantial declines in the value of residential and commercial real estate is realized. We believe residential real estate values have reached bottom; but, we are not so sure about commercial real estate values. Given the magnitude of the rally this spring, it would be reasonable for the stock market to cool off and for investors to wait for second quarter earning reports before making major sell or buy decisions. As is our practice, we will keep the cash reserves positions low, focusing instead on attempting to uncover undervalued shares of high quality companies.

Respectfully,


/s/ William V. Heaphy   /s/ Robert D. McDorman, Jr.   /s/ Simeon F. Wooten, III

William V. Heaphy       Robert D. McDorman, Jr.       Simeon F. Wooten, III
Principal               Principal                     Principal

Investment Counselors of Maryland, LLC

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Producer Durables               15.6%
Materials & Processing          14.7%
Financial Services              13.4%
Technology                      12.8%
Consumer Discretionary          12.2%
Health Care                     10.0%
Energy                           5.8%
Auto & Transportation            5.5%
Repurchase Agreement             4.5%
Real Estate Investment Trusts    4.3%
Utilities                        1.2%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.3%

                                                         SHARES         VALUE
                                                      -----------   ------------
AUTO & TRANSPORTATION -- 5.4%
   BorgWarner .....................................       468,200   $ 13,554,390
   Celadon Group* .................................       682,200      4,666,248
   Commercial Vehicle Group* ......................       538,800        517,248
   Cooper Tire & Rubber ...........................     1,423,500     11,772,345
   Gentex .........................................       511,300      6,836,081
   Kirby* .........................................       165,800      5,116,588
   Old Dominion Freight Line* .....................        93,200      2,623,580
   Saia* ..........................................       238,200      3,110,892
   Wright Express* ................................       126,200      2,887,456
                                                                    ------------
                                                                      51,084,828
                                                                    ------------
CONSUMER DISCRETIONARY -- 12.4%
   Brown Shoe .....................................       754,000      4,848,220
   Callaway Golf ..................................       575,300      4,343,515
   Carter's* ......................................       336,600      7,196,508
   CBIZ* ..........................................       699,500      5,498,070
   Columbia Sportswear ............................       263,000      8,079,360
   Dick's Sporting Goods* .........................       581,300     11,044,700
   G&K Services, Cl A .............................       254,700      6,359,859
   Group 1 Automotive .............................       537,700     11,453,010
   Insight Enterprises* ...........................       848,200      4,851,704
   J&J Snack Foods ................................       250,600      9,713,256
   JOS A Bank Clothiers* ..........................       157,200      6,357,168
   Men's Wearhouse ................................       616,200     11,485,968
   Monro Muffler ..................................       117,200      2,926,484
   Movado Group ...................................       248,900      2,282,413
   Outdoor Channel Holdings* ......................       224,100      1,676,268

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
CONSUMER DISCRETIONARY -- CONTINUED
   Papa John's International* .....................         8,200   $    217,628
   Ralcorp Holdings* ..............................       148,800      8,505,408
   Regis ..........................................       327,600      6,270,264
   Rush Enterprises, Cl A* ........................       179,500      2,362,220
   Rush Enterprises, Cl B* ........................       101,600      1,129,792
   THQ* ...........................................       265,850        909,207
                                                                    ------------
                                                                     117,511,022
                                                                    ------------
ENERGY -- 5.8%
   Comstock Resources* ............................       192,000      6,616,320
   EQT Corp .......................................       204,700      6,884,061
   Oceaneering International* .....................       395,100     18,004,707
   Penn Virginia ..................................       480,200      6,756,414
   Tetra Technologies* ............................       279,200      1,597,024
   Unit* ..........................................       243,800      6,653,302
   Whiting Petroleum* .............................       263,700      8,638,812
                                                                    ------------
                                                                      55,150,640
                                                                    ------------
FINANCIAL SERVICES -- 13.4%
   Assured Guaranty ...............................       513,300      4,958,478
   Berkshire Hills Bancorp ........................       158,300      3,571,248
   Cohen & Steers .................................       285,600      4,204,032
   Columbia Banking System ........................       569,300      5,636,070
   Compass Diversified Holdings ...................       732,600      6,549,444
   CVB Financial ..................................     1,190,585      7,155,416
   Delphi Financial Group, Cl A ...................       278,800      4,814,876
   Dime Community Bancshares ......................       404,300      3,371,862
   Encore Bancshares* .............................       219,300      2,004,402
   Financial Federal ..............................       206,100      5,072,121
   First Mercury Financial* .......................       578,800      7,651,736
   FNB ............................................       720,200      5,415,904
   Hanover Insurance Group ........................       156,700      4,697,866
   Jack Henry & Associates ........................       442,100      7,966,642
   Meadowbrook Insurance Group ....................       288,810      1,718,419
   Navigators Group* ..............................       113,600      5,155,168
   Prosperity Bancshares ..........................       370,700     10,294,339
   Selective Insurance Group ......................       498,300      7,354,908
   Sterling Bancshares ............................       922,300      6,133,295

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
FINANCIAL SERVICES -- CONTINUED
   SVB Financial Group* ...........................       193,600   $  4,019,136
   Trico Bancshares ...............................       375,900      6,014,400
   Waddell & Reed Financial, Cl A .................       540,900     12,121,569
                                                                    ------------
                                                                     125,881,331
                                                                    ------------
HEALTH CARE -- 10.0%
   Analogic .......................................       189,800      6,908,720
   Bio-Rad Laboratories, Cl A* ....................       216,900     15,115,761
   Cardiac Science* ...............................       420,641      1,240,891
   Computer Programs & Systems ....................       276,200      9,664,238
   Conmed* ........................................       607,900      8,097,228
   Dentsply International .........................       273,900      7,839,018
   Medical Action Industries* .....................       400,400      3,883,880
   Omnicare .......................................       339,000      8,715,690
   Sirona Dental Systems* .........................       556,700      9,107,612
   Symmetry Medical* ..............................       784,500      5,695,470
   Varian* ........................................       319,900     10,563,098
   West Pharmaceutical Services ...................       216,200      7,058,930
                                                                    ------------
                                                                      93,890,536
                                                                    ------------
MATERIALS & PROCESSING -- 14.0%
   Acuity Brands ..................................       188,300      5,411,742
   Albany International, Cl A .....................       493,700      4,581,536
   Aptargroup .....................................       561,500     17,423,345
   Beacon Roofing Supply* .........................       336,900      5,356,710
   Brady, Cl A ....................................       231,800      4,884,026
   Carpenter Technology ...........................       394,300      8,150,181
   Comfort Systems USA ............................       729,000      7,865,910
   Cytec Industries ...............................       184,900      3,672,114
   Ferro ..........................................       506,800      1,403,836
   Gibraltar Industries ...........................       591,900      3,965,730
   HFF, Cl A* .....................................       407,200      1,099,440
   Interline Brands* ..............................       848,200     10,992,672
   Kaydon .........................................       299,100      9,559,236
   Michael Baker* .................................       298,400     10,026,240
   Minerals Technologies ..........................        10,800        401,652
   NN .............................................       357,300        468,063
   Northwest Pipe* ................................       175,000      6,637,750
   OM Group* ......................................       444,000     12,369,840

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
MATERIALS & PROCESSING -- CONTINUED
   Quanex Building Products .......................       487,200   $  4,993,800
   Rogers* ........................................       347,500      8,843,875
   Spartech .......................................       441,400      1,734,702
   Zep ............................................       116,100      1,570,833
                                                                    ------------
                                                                     131,413,233
                                                                    ------------
PRODUCER DURABLES - 16.0%
   Actuant, Cl A ..................................       661,900      8,114,894
   Ametek .........................................       524,050     16,879,651
   ATMI* ..........................................       535,100      8,449,229
   Belden CDT .....................................       345,500      5,569,460
   Cymer* .........................................       363,800     10,335,558
   Diebold ........................................       386,600     10,217,838
   Entegris* ......................................     1,712,659      2,534,735
   ESCO Technologies* .............................       248,600     10,336,788
   Esterline Technologies* ........................       232,900      6,136,915
   Formfactor* ....................................       274,000      4,775,820
   Heico, Cl A ....................................       310,500      7,746,975
   Itron* .........................................        81,200      3,735,200
   Kaman ..........................................       540,500      9,139,855
   Littelfuse* ....................................       532,500      8,727,675
   MDC Holdings ...................................       137,100      4,686,078
   Measurement Specialties* .......................       895,100      6,077,729
   Regal-Beloit ...................................       292,300     11,876,149
   Ryland Group ...................................       268,000      5,550,280
   Tennant ........................................       273,400      4,065,458
   Triumph Group ..................................       142,300      5,881,259
                                                                    ------------
                                                                     150,837,546
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 4.3%
   Brandywine Realty Trust ........................       386,630      2,393,240
   Camden Property Trust ..........................       152,300      4,131,899
   CapLease .......................................     1,389,000      4,125,330
   Cogdell Spencer ................................       241,500      1,497,300
   Duke Realty ....................................       182,900      1,786,933
   First Industrial Realty Trust ..................       179,900        678,223
   Hersha Hospitality Trust .......................       673,600      2,458,640
   Kite Realty Group Trust ........................       797,600      2,791,600
   LaSalle Hotel Properties .......................       290,600      3,475,576

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
REAL ESTATE INVESTMENT TRUSTS -- CONTINUED
   Lexington Realty Trust .........................       346,123   $  1,332,572
   Liberty Property Trust .........................       164,200      3,996,628
   Mack-Cali Realty ...............................        93,700      2,516,782
   Parkway Properties .............................       206,300      2,861,381
   Ramco-Gershenson Properties ....................       130,500      1,435,500
   Weingarten Realty Investors ....................       329,400      5,118,876
                                                                    ------------
                                                                      40,600,480
                                                                    ------------
TECHNOLOGY -- 12.8%
   Avocent* .......................................       584,600      8,441,624
   Black Box ......................................       290,500      7,950,985
   CommScope* .....................................       640,100     16,066,510
   Emulex* ........................................       758,500      7,941,495
   Euronet Worldwide* .............................       392,300      6,347,414
   Harmonic* ......................................       658,400      4,826,072
   Kenexa* ........................................       716,500      4,700,240
   Macrovision Solutions* .........................       351,300      7,103,286
   Micros Systems* ................................       463,800      9,730,524
   ON Semiconductor* ..............................     1,558,920      8,449,346
   PDF Solutions* .................................       699,300      1,251,747
   Plexus* ........................................       329,600      7,300,640
   Progress Software* .............................       385,200      8,162,388
   Semtech* .......................................       293,600      4,233,712
   Silicon Motion Technology* .....................       262,700        843,267
   Tekelec* .......................................       734,800     11,389,400
   Trimble Navigation* ............................       122,100      2,617,824
   Xyratex* .......................................       832,500      2,788,876
                                                                    ------------
                                                                     120,145,350
                                                                    ------------
UTILITIES -- 1.2%
   Cleco ..........................................       308,300      6,502,047
   Iowa Telecommunications Services ...............       360,200      4,747,436
                                                                    ------------
                                                                      11,249,483
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $1,105,245,664) .......................                  897,764,449
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

REPURCHASE AGREEMENT -- 4.5%

                                                          FACE
                                                         AMOUNT         VALUE
                                                      -----------   ------------
   Credit Suisse
      0.090%, dated 04/30/09, to be repurchased on
      05/01/09, repurchase price $42,553,803
      (collateralized by a U.S. Treasury
      Bill, par value $43,410,000, 0.017%,
      05/21/09; total market value $43,409,565)
      (Cost $42,553,697) ..........................   $42,553,697   $ 42,553,697
                                                                    ------------
   TOTAL INVESTMENTS -- 99.8%
      (Cost $1,147,799,361) .......................                 $940,318,146
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $941,916,780.

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at Market Value (Cost $1,147,799,361) ........   $  940,318,146
   Receivable for Investment Securities Sold ................        2,792,704
   Receivable for Capital Shares Sold .......................          714,335
   Dividend and Interest Receivable .........................          409,741
   Prepaid Expenses .........................................           20,299
                                                                --------------
      TOTAL ASSETS ..........................................      944,255,225
                                                                --------------
LIABILITIES:
   Payable for Investment Securities Purchased ..............        1,366,662
   Payable for Capital Shares Redeemed ......................          168,041
   Payable due to Investment Advisor ........................          500,052
   Payable due to Administration ............................           55,287
   Chief Compliance Officer Fees Payable ....................            3,073
   Payable due to Trustees ..................................            1,824
   Other Accrued Expenses ...................................          243,506
                                                                --------------
      TOTAL LIABILITIES .....................................        2,338,445
                                                                --------------
   NET ASSETS ...............................................   $  941,916,780
                                                                ==============
NET ASSETS CONSIST OF:
   Paid-in Capital ..........................................   $1,207,910,802
   Distributions in Excess of Net Investment Income .........         (272,609)
   Accumulated Net Realized Loss on Investments .............      (58,240,198)
   Net Unrealized Depreciation on Investments ...............     (207,481,215)
                                                                --------------
   NET ASSETS ...............................................   $  941,916,780
                                                                ==============
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ................       50,906,620
                                                                --------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share ..........................................   $        18.50
                                                                ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO FOR THE
                                                      SIX MONTHS ENDED
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
   Dividends .................................................   $  5,171,805
   Interest ..................................................         21,888
   Securities Lending ........................................        200,669
                                                                 ------------
      TOTAL INCOME ...........................................      5,394,362
                                                                 ------------
EXPENSES
   Investment Advisory Fees ..................................      3,002,961
   Administration Fees .......................................        331,776
   Chief Compliance Officer Fees .............................          4,622
   Trustees' Fees ............................................          3,777
   Shareholder Servicing Fees ................................        365,951
   Transfer Agent Fees .......................................         48,501
   Printing Fees .............................................         29,782
   Legal Fees ................................................         20,935
   Custodian Fees ............................................         18,303
   Registration and Filing Fees ..............................         11,291
   Audit Fees ................................................          9,783
   Other Expenses ............................................         13,912
                                                                 ------------
      TOTAL EXPENSES .........................................      3,861,594
Less: Fees Paid Indirectly (See Note 4) ......................           (409)
                                                                 ------------
      NET EXPENSES ...........................................      3,861,185
                                                                 ------------
NET INVESTMENT INCOME ........................................      1,533,177
                                                                 ------------
NET REALIZED LOSS ON INVESTMENTS .............................    (58,307,705)
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS .........    (37,843,906)
                                                                 ------------
TOTAL NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ........    (96,151,611)
                                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $(94,618,434)
                                                                 ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS          YEAR
                                                                         ENDED            ENDED
                                                                    APRIL 30, 2009     OCTOBER 31,
                                                                      (UNAUDITED)         2008
                                                                    ---------------  ---------------
OPERATIONS:
   Net Investment Income ........................................   $    1,533,177   $    6,293,620
   Net Realized Gain (Loss) on Investments ......................      (58,307,705)     127,135,613
   Net Change in Unrealized Depreciation on Investments .........      (37,843,906)    (714,139,137)
                                                                    --------------   --------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      (94,618,434)    (580,709,904)
                                                                    --------------   --------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ........................................       (3,184,088)      (7,942,526)
   Net Realized Gain ............................................     (125,724,804)    (214,263,593)
                                                                    --------------   --------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS .........................     (128,908,892)    (222,206,119)
                                                                    --------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................................       87,748,865      330,978,024
   In Lieu of Cash Distributions ................................      122,989,112      213,359,661
   Redeemed .....................................................     (129,849,001)    (346,931,920)
                                                                    --------------   --------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...       80,888,976      197,405,765
                                                                    --------------   --------------
      TOTAL DECREASE IN NET ASSETS ..............................     (142,638,350)    (605,510,258)
NET ASSETS:
   Beginning of Period ..........................................    1,084,555,130    1,690,065,388
                                                                    --------------   --------------
   End of Period ................................................   $  941,916,780   $1,084,555,130
                                                                    ==============   ==============
   Undistributed (Distributions in Excess of)
      Net Investment Income .....................................   $     (276,609)  $    1,378,302
                                                                    ==============   ==============
SHARE TRANSACTIONS:
   Issued .......................................................        5,179,709       10,600,305
   In Lieu of Cash Distributions ................................        6,966,305        6,397,643
   Redeemed .....................................................       (7,905,008)     (11,341,303)
                                                                    --------------   --------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ...        4,241,006        5,656,645
                                                                    ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

FINANCIAL HIGHLIGHTS

                                            SELECTED PER SHARE DATA & RATIOS FOR
                                      A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      SIX MONTHS
                                        ENDED
                                       APRIL 30,                      YEARS ENDED OCTOBER 31,
                                         2009      -----------------------------------------------------------------
                                      (UNAUDITED)       2008         2007         2006         2005         2004
                                    -------------- -------------- -----------  -----------  -----------  -----------
Net Asset Value,
   Beginning of Period ..........   $  23.24       $    41.21     $    41.72   $    37.19   $    34.88   $    30.95
                                    --------       ----------     ----------   ----------   ----------   ----------
Income from Operations:
   Net Investment Income
      (Loss)* ...................       0.03             0.14           0.17        (0.01)       (0.03)        0.05
   Net Realized and Unrealized
      Gain (Loss) ...............      (1.96)          (12.66)          5.33         6.95         4.57         3.94
                                    --------       ----------     ----------   ----------   ----------   ----------
Total from Operations ...........      (1.93)          (12.52)          5.50         6.94         4.54         3.99
                                    --------       ----------     ----------   ----------   ----------   ----------
Dividends and Distributions:
   Net Investment Income ........      (0.06)           (0.17)         (0.18)          --        (0.01)       (0.06)
   Net Realized Gain ............      (2.75)           (5.28)         (5.83)       (2.41)       (2.22)          --
                                    --------       ----------     ----------   ----------   ----------   ----------
Total Dividends and
   Distributions ................      (2.81)           (5.45)         (6.01)       (2.41)       (2.23)       (0.06)
                                    --------       ----------     ----------   ----------   ----------   ----------
Net Asset Value, End of Period ..   $  18.50       $    23.24     $    41.21   $    41.72   $    37.19   $    34.88
                                    ========       ==========     ==========   ==========   ==========   ==========
TOTAL RETURN+ ...................      (7.66)%         (34.34)%        14.65%       19.56%       13.20%       12.89%
                                    ========       ==========     ==========   ==========   ==========   ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................   $941,917       $1,084,555     $1,690,065   $1,517,032   $1,476,941   $1,382,920
Ratio of Expenses to Average
   Net Assets ...................       0.90%**(1)       0.87%(1)       0.87%        0.90%        0.87%        0.88%
Ratio of Net Investment Income
   (Loss) to Average Net
   Assets .......................       0.36%**          0.44%          0.42%       (0.03)%      (0.08)%       0.14%
Portfolio Turnover Rate .........         12%              29%            35%          21%          17%          22%

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN EQUAL TO THE RATIO PRESENTED.

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

**   ANNUALIZED

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies measured in terms of revenues and assets and, more importantly, in terms of market capitalization. The Portfolio normally seeks to achieve its objective by investing at least 80% of its net assets at the time of initial purchase in common stocks of companies that have market capitalizations that are under $2 billion. The Portfolio may invest in equity securities listed on the New York and American Stock Exchanges or traded on the over-the-counter markets operated by the FINRA. The Portfolio invests mainly in common stocks, but it may also invest in other types of equity securities. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolio.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2009, there were no fair valued securities.

     In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     The Portfolio adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2009:

INVESTMENTS IN SECURITIES      LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
-------------------------   ------------   -------   -------   ------------
ICM Small Company
   Portfolio                $940,318,146     $--       $--     $940,318,146
                            ============     ===       ===     ============

     FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriated provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     On November 1, 2007, the Portfolio adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

     The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Portfolio's financial statements, and therefore the Portfolio did not record any tax expense in the current period. If the Portfolio were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

     The Portfolio files U. S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Portfolio's U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis on the settlement date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts ("REIT").

     INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $245,000 for two portfolios, plus $75,000 per additional portfolio, plus $15,000 per additional class or 0.10% of the first $250 million, 0.08% of the next $250 million, 0.07% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Investment Counselors of Maryland, LLC. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

The Portfolio may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2009, the Portfolio earned credits of $409 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc., a company wholly-owned by Old Mutual (US) Holdings Inc. and ICM Management LLC, a company wholly-owned by nine officers of the Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term investments, were $99,486,252 and $147,311,439, respectively, for the six months ended April 30, 2009. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

         ORDINARY     LONG-TERM
          INCOME     CAPITAL GAIN       TOTAL
       -----------   ------------   ------------
2008   $19,114,127   $203,091,992   $222,206,119
2007    32,931,871    186,955,406    219,887,277

As of October 31, 2008, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income          $   1,378,304
Undistributed Long-Term Capital Gain     125,721,368
Unrealized Depreciation                 (169,566,368)
                                       -------------
Total Distributable Earnings           $ (42,466,696)
                                       =============

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2009, were as follows:

                   AGGREGATE      AGGREGATE
                     GROSS          GROSS
    FEDERAL       UNREALIZED      UNREALIZED    NET UNREALIZED
   TAX COST      APPRECIATION    DEPRECIATION    DEPRECIATION
--------------   ------------   -------------   --------------
$1,147,799,361   $158,428,530   $(365,909,745)  $(207,481,215)

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

8. OTHER:

At April 30, 2009, there were two shareholders who held 31% of the total outstanding shares. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It's the Portfolio's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

10. ACCOUNTING PRONOUNCEMENTS:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Portfolio's financial statements and related disclosures.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Portfolio's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Portfolio's financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Portfolio's costs in two ways.

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense from the Portfolio's gross investment return.

     You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) (CONCLUDED)

                          BEGINNING     ENDING                 EXPENSES
                           ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                            VALUE       VALUE      EXPENSE      DURING
                           11/01/08    4/30/09      RATIOS      PERIOD*
                          ---------   ---------   ----------   --------
ACTUAL PORTFOLIO RETURN   $1,000.00   $  923.40      0.90%       $4.29
HYPOTHETICAL 5% RETURN     1,000.00    1,020.33      0.90         4.51

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Portfolio may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 17-18, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Portfolio and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio; (iv) the extent to which economies of scale would be realized as the Portfolio grows; and (v) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives presented an overview of the Adviser, including a review of the Adviser's ownership structure and its personnel. The representatives then discussed the Adviser's best execution practices. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Portfolio, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Portfolio.

The Trustees also considered other services to be provided to the Portfolio by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Portfolio's investment restrictions, and monitoring compliance with various Portfolio policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Portfolio's performance since the Advisory Agreement was last renewed, as well as information regarding the Portfolio's performance since its inception. The Board also compared the Portfolio's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Portfolio over the past year. The Adviser noted that the Portfolio had underperformed its benchmark during the last fiscal year, but had strong long-term performance against its benchmark. Based on this information, the Board concluded that the Portfolio's performance was favorable in relation to its benchmark and was satisfied with the investment results that the Adviser had been able to achieve for the Portfolio.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Portfolio were reasonable, the Trustees reviewed a report of the advisory fees paid by the Portfolio to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representatives then discussed the profits realized by the Adviser from its relationship with the Portfolio. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

reports comparing the expense ratio and advisory fee paid by the Portfolio to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations, appeared reasonable in light of the services rendered, and was lower than average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Portfolio and that breakpoints in the Adviser's fee schedule were not warranted at this time.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Portfolio; and (c) agreed to renew the Agreement for another year.

                                     NOTES

                           ICM SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                             Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                              Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ICM-SA-001-0800

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ Phil Masterson
                                             -----------------------------------
                                             Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Phil Masterson
                                             -----------------------------------
                                             Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*                    /s/ Michael Lawson
                                             -----------------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.